Organization and Basis of Presentation (Details Narrative)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Ownership percentage	100.00%	100.00%
Equity method investment, description	If the investments are less than 50% owned and more than 20% owned the entities use the equity method of accounting in accordance with ASC 323-10